Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.2%
International Alternative Funds - 9.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 33,904
Transamerica Unconstrained Bond (A)	41,230,306	403,644,697

		403,678,601

International Equity Funds - 23.0%
Transamerica Emerging Markets Opportunities (A) (B)	23,007,068	223,398,631
Transamerica International Equity (A)	19,209,838	320,804,294
Transamerica International Growth (A)	50,091,276	399,728,383
Transamerica International Small Cap Value (A)	6,545,757	81,101,926

		1,025,033,234

U.S. Alternative Fund - 4.0%
Transamerica BlackRock Global Real Estate Securities VP (A)	18,774,729	177,984,426

U.S. Equity Funds - 46.7%
Transamerica Janus Mid-Cap Growth VP (A)	1,979,814	71,352,483
Transamerica JPMorgan Enhanced Index VP (A)	20,288,730	434,787,488
Transamerica JPMorgan Mid Cap Value VP (A)	5,871,772	76,744,064
Transamerica Large Cap Value (A)	53,967,872	500,282,171
Transamerica Mid Cap Growth (A)	11,317,145	138,408,682
Transamerica Mid Cap Value Opportunities (A)	6,580,472	65,673,110
Transamerica Morgan Stanley Capital Growth VP (A)	9,264,914	310,374,635
Transamerica Small Cap Value (A)	6,344,656	49,297,979
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	11,400
Transamerica T. Rowe Price Small Cap VP (A)	7,917,467	122,483,221
Transamerica WMC US Growth VP (A)	7,883,874	308,022,973

		2,077,438,206

U.S. Fixed Income Funds - 12.7%
Transamerica Core Bond (A)	5,268,313	56,160,219
Transamerica High Yield Bond (A)	46,363,308	400,578,982
Transamerica Intermediate Bond (A)	9,847,358	107,434,677

		564,173,878

U.S. Mixed Allocation Fund - 1.7%
Transamerica PIMCO Total Return VP (A)	6,221,398	74,407,918

Total Investment Companies (Cost $4,206,016,917)		4,322,716,263

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.5%
U.S. Treasury - 2.5%
U.S. Treasury Note 2.50%, 01/31/2021 (E)	$ 109,532,300	110,396,578

Total U.S. Government Obligation (Cost $111,421,775)		110,396,578

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2020, to be repurchased at $14,717,838 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2022, and with a value of $15,012,199.

$ 14,717,838	$ 14,717,838

Total Repurchase Agreement (Cost $14,717,838)	14,717,838

Total Investments (Cost $4,332,156,530)	4,447,830,679
Net Other Assets (Liabilities) - 0.0% (G)	1,246,544

Net Assets - 100.0%	$ 4,449,077,223

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	344	12/31/2020	$43,296,313	$43,354,750	$58,437	$—
10-Year U.S. Treasury Note	219	12/21/2020	30,473,968	30,557,344	83,376	—
30-Year U.S. Treasury Bond	866	12/21/2020	153,121,486	152,659,562	—	(461,924)
CAD Currency	894	12/15/2020	67,933,726	67,166,220	—	(767,506)
EURO STOXX 50® Index	196	12/18/2020	7,590,540	7,339,817	—	(250,723)
MSCI EAFE Index	975	12/18/2020	91,934,231	90,343,500	—	(1,590,731)
MSCI Emerging Markets Index	968	12/18/2020	52,618,135	52,683,400	65,265	—
S&P 500® E-Mini Index	1,598	12/18/2020	266,138,794	267,824,800	1,686,006	—
U.S. Treasury Ultra Bond	485	12/21/2020	108,126,148	107,579,063	—	(547,085)

Total					$1,893,084	$(3,617,969)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(2,175)	12/18/2020	$(163,362,555)	$(163,603,500)	$—	$(240,945)
FTSE 100 Index	(1,505)	12/18/2020	(116,706,035)	(113,440,503)	3,265,532	—
S&P/ASX 200 Index	(828)	12/17/2020	(88,151,457)	(86,022,601)	2,128,856	—
S&P/TSX 60 Index	(599)	12/17/2020	(86,549,974)	(86,506,477)	43,497	—
TOPIX Index	(653)	12/10/2020	(98,473,932)	(100,644,906)	—	(2,170,974)

Total					$5,437,885	$(2,411,919)

Total Futures Contracts					$7,330,969	$(6,029,888)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,322,670,959	$—	$—	$4,322,670,959
U.S. Government Obligation	—	110,396,578	—	110,396,578
Repurchase Agreement	—	14,717,838	—	14,717,838

Total	$4,322,670,959	$125,114,416	$—	$4,447,785,375

Investment Companies Measured at Net Asset Value (C)				45,304

Total Investments				$4,447,830,679

Other Financial Instruments
Futures Contracts (I)	$7,330,969	$—	$—	$7,330,969

Total Other Financial Instruments	$7,330,969	$—	$—	$7,330,969

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(6,029,888)	$—	$—	$(6,029,888)

Total Other Financial Instruments	$(6,029,888)	$—	$—	$(6,029,888)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2020	Shares as of September 30, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$395,233,512	$36,147,193	$(158,334,812)	$(6,103,113)	$(88,958,354)	$177,984,426	18,774,729	$33,729,667	$2,417,526
Transamerica Core Bond	120,190,290	1,752,385	(70,342,494)	3,302,367	1,257,671	56,160,219	5,268,313	1,752,385	—
Transamerica Emerging Markets Equity	157,796,989	—	(159,784,188)	(8,820,652)	10,807,851	—	—	—	—
Transamerica Emerging Markets Opportunities	—	219,753,013	—	—	3,645,618	223,398,631	23,007,068	—	—
Transamerica Global Allocation Liquidating Trust	44,256	—	—	—	(10,352)	33,904	11,961	—	—
Transamerica High Yield Bond	197,341,163	211,566,998	—	—	(8,329,179)	400,578,982	46,363,308	13,331,193	—
Transamerica Intermediate Bond	229,660,077	2,544,939	(133,149,933)	5,282,459	3,097,135	107,434,677	9,847,358	2,544,939	—
Transamerica International Equity	492,729,464	—	(124,374,317)	(6,591,496)	(40,959,357)	320,804,294	19,209,838	—	—
Transamerica International Growth	269,001,326	118,936,100	(4,026,603)	(1,396,322)	17,213,882	399,728,383	50,091,276	—	—
Transamerica International Small Cap Value	134,983,310	—	(41,078,500)	(2,246,267)	(10,556,617)	81,101,926	6,545,757	—	—
Transamerica Janus Mid-Cap Growth VP	147,511,659	5,936,751	(70,907,112)	12,089,511	(23,278,326)	71,352,483	1,979,814	269,877	5,666,875
Transamerica JPMorgan Enhanced Index VP	674,903,287	39,443,505	(262,839,167)	48,734,184	(65,454,321)	434,787,488	20,288,730	7,127,231	32,316,273
Transamerica JPMorgan Mid Cap Value VP	90,611,567	4,032,437	—	—	(17,899,940)	76,744,064	5,871,772	1,006,300	3,026,137
Transamerica Large Cap Value	456,453,637	164,865,510	(31,921,540)	(11,008,773)	(78,106,663)	500,282,171	53,967,872	7,221,410	—
Transamerica Mid Cap Growth	74,404,369	52,637,344	—	—	11,366,969	138,408,682	11,317,145	—	—
Transamerica Mid Cap Value Opportunities	77,649,569	—	—	—	(11,976,459)	65,673,110	6,580,472	—	—
Transamerica Morgan Stanley Capital Growth VP	257,644,091	9,959,998	(140,511,886)	16,344,107	166,938,325	310,374,635	9,264,914	1,318,630	8,641,368
Transamerica PIMCO Total Return VP	245,273,064	4,159,016	(179,093,874)	6,785,591	(2,715,879)	74,407,918	6,221,398	4,159,016	—
Transamerica Small Cap Value	—	51,920,800	—	—	(2,622,821)	49,297,979	6,344,656	—	—
Transamerica Small Company Growth Liquidating Trust	10,109	—	—	—	1,291	11,400	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	137,532,669	8,402,213	(16,782,905)	5,228,942	(11,897,698)	122,483,221	7,917,467	—	8,402,213
Transamerica Unconstrained Bond	344,450,449	59,638,095	—	—	(443,847)	403,644,697	41,230,306	9,826,402	—
Transamerica WMC US Growth VP	239,614,428	122,894,836	(83,372,247)	23,938,164	4,947,792	308,022,973	7,883,874	2,378,939	20,691,395

Total	$4,743,039,285	$1,114,591,133	$(1,476,519,578)	$85,538,702	$(143,933,279)	$4,322,716,263	358,004,272	$84,665,989	$81,161,787

(B)	Non-income producing securities.
(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Restricted securities. At September 30, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$33,904	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	11,400	0.0	(G)

Total			$285,495	$45,304	0.0	%(G)

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $110,396,578.
(F)	Rate disclosed reflects the yield at September 30, 2020.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 5